Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
15. Accrued liabilities and other payables

	As of
	December 31
(in thousands of U.S. dollars)	2014	2013
	(Restated)
Accrued administrative expenses	$400	$75
Accrued operating expense	2,247	—
Current tax payable	505	—
Warranty provision (note 20)	2,000	—
Current portion of advance for refundable value added tax (note 11)	2,318	—
Accrued expenditure for newbuilding	—	645
Accrued construction contract expenses	—	6,732
Accrued debt issuance cost	—	391
Other accrued liabilities	339	—
Other payables	5,556	—
Total accrued liabilities and other payables	$13,365	$7,843